Reclassifications and restatement of comparative figures (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reclassifications or changes in presentation [line items]
Diluted earnings (loss) per share	€ (1.61)	€ (1.79)	€ (1.70)
Provisions for liabilities and other charges	€ 226	€ 389
Trade and other payables	56,438	47,292
Total income tax payables	10,056	10,882	€ 10,833
Provisions for liabilities and other charges	27,040	19,692
Revenue	160,408	129,058	93,054
Sales and advertising expense	€ 56,019	€ 46,016	€ 36,944
Previously stated
Disclosure of reclassifications or changes in presentation [line items]
Diluted earnings (loss) per share	€ (1.52)	€ (1.68)	€ (1.65)
Trade and other payables		€ 47,681
Total income tax payables		147
Provisions for liabilities and other charges		30,427
Revenue		130,569	€ 94,036
Sales and advertising expense		€ 47,527	€ 37,926
Difference
Disclosure of reclassifications or changes in presentation [line items]
Diluted earnings (loss) per share	€ (0.09)	€ (0.11)	€ (0.05)
Provisions for liabilities and other charges		€ 389
Trade and other payables		(389)
Total income tax payables		10,735
Provisions for liabilities and other charges		(10,735)
Revenue		(1,511)	€ (982)
Sales and advertising expense		€ (1,511)	€ (982)